Calvert
Conservative Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 95.2%(1)

Security	Shares	Value
Equity Funds — 32.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	164,327	$ 4,831,216
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	284,124	6,847,390
Calvert US Large-Cap Core Responsible Index Fund, Class R6	165,824	5,439,030
Calvert US Large-Cap Growth Responsible Index Fund, Class I	183,158	7,351,969
Calvert US Large-Cap Value Responsible Index Fund, Class I	997,235	26,396,823
Calvert US Mid-Cap Core Responsible Index Fund, Class I	129,787	4,055,847
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	130,643	10,012,450
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	680,422	7,348,558
Calvert Emerging Markets Equity Fund, Class R6	218,867	3,449,335
Calvert International Equity Fund, Class R6	472,300	9,634,917
Calvert International Opportunities Fund, Class R6	309,611	4,489,365
Calvert Mid-Cap Fund, Class I	54,675	2,047,025
		$91,903,925
Income Funds — 62.3%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,026,203	$14,633,656
Calvert Floating-Rate Advantage Fund, Class R6	1,913,104	16,510,085
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	6,542,042	96,233,438
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	383,647	8,766,338
Calvert Short Duration Income Fund, Class R6	808,629	12,388,195
Calvert Ultra-Short Duration Income Fund, Class R6	2,601,623	25,183,712
		$173,715,424
Total Mutual Funds (identified cost $272,233,145)		$265,619,349

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/45(2)(3)	$3,579	$ 3,211,171
Total U.S. Treasury Obligations (identified cost $3,551,920)		$ 3,211,171

Short-Term Investments — 3.5%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	9,782,989	$ 9,782,989
Total Short-Term Investments (identified cost $9,782,989)		$ 9,782,989
Total Investments — 99.9% (identified cost $285,568,054)		$278,613,509

Other Assets, Less Liabilities — 0.1%	$ 369,389
Net Assets — 100.0%	$278,982,898

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Calvert
Conservative Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	42	Long	9/30/22	$8,820,656	$(60,888)
U.S. 5-Year Treasury Note	125	Long	9/30/22	14,031,250	(162,264)
U.S. 10-Year Treasury Note	162	Long	9/21/22	19,202,063	(281,254)
U.S. Long Treasury Bond	113	Long	9/21/22	15,664,625	(211,337)
U.S. Ultra 10-Year Treasury Note	76	Long	9/21/22	9,680,500	(171,134)
U.S. Ultra-Long Treasury Bond	44	Long	9/21/22	6,791,125	95,393
					$(791,484)
During the fiscal year to date ended June 30, 2022, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in affiliated funds was $275,402,338, which represents 98.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
Bond Fund, Class R6	$77,659,304	$32,154,778	$ (475,693)	$ (38,171)	$(13,066,780)	$ 96,233,438	$1,614,038	$ 985,379	6,542,042
Cash Reserves Fund, LLC	36,741,730	45,271,114	(82,009,573)	(1,346)	(1,925)	—	12,697	—	—
Emerging Markets Advancement Fund, Class I	5,847,825	2,559,311	—	—	(1,058,578)	7,348,558	35,507	233,243	680,422
Emerging Markets Equity Fund, Class R6	5,034,476	549,485	(931,666)	(35,608)	(1,167,352)	3,449,335	38,951	—	218,867
Equity Fund, Class R6	8,789,733	3,842,314	(828,244)	1,163	(1,792,516)	10,012,450	19,379	350,891	130,643
Flexible Bond Fund, Class R6	16,578,282	2,051,140	(2,579,622)	(68,258)	(1,347,886)	14,633,656	308,970	181,222	1,026,203
Floating-Rate Advantage Fund, Class R6	20,511,732	2,275,530	(4,535,097)	(115,484)	(1,626,596)	16,510,085	631,662	—	1,913,104
High Yield Bond Fund, Class R6	3,033,107	7,028,763	(63,426)	(4,157)	(1,227,949)	8,766,338	200,401	—	383,647
International Equity Fund, Class R6	9,524,109	4,152,339	(1,075,254)	(114,629)	(2,851,648)	9,634,917	115,485	507,275	472,300

Calvert
Conservative Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
International Opportunities Fund, Class R6	$ 8,067,159	$1,212,227	$ (2,362,130)	$ 188,061	$ (2,615,952)	$ 4,489,365	$ 105,292	$ 406,994	309,611
International Responsible Index Fund, Class R6	7,255,748	1,286,772	—	—	(1,695,130)	6,847,390	159,175	—	284,124
Liquidity Fund, Institutional Class(1)	—	44,126,379	(34,343,390)	—	—	9,782,989	20,686	—	9,782,989
Mid-Cap Fund, Class I	2,180,760	526,799	—	—	(660,534)	2,047,025	3,525	233,995	54,675
Short Duration Income Fund, Class R6	12,021,656	1,515,913	(158,587)	(7,018)	(983,769)	12,388,195	181,443	78,718	808,629
Small-Cap Fund, Class R6	3,710,141	2,231,844	(190,277)	(12,312)	(908,180)	4,831,216	6,359	254,367	164,327
Ultra-Short Duration Income Fund, Class R6	31,530,433	3,036,922	(8,673,825)	(72,284)	(637,534)	25,183,712	213,217	—	2,601,623
US Large-Cap Core Responsible Index Fund, Class R6	5,837,809	992,054	(318,752)	4,914	(1,076,995)	5,439,030	54,127	15,572	165,824
US Large-Cap Growth Responsible Index Fund, Class I	8,020,619	1,726,584	(606,022)	24,687	(1,813,899)	7,351,969	35,539	131,054	183,158
US Large-Cap Value Responsible Index Fund, Class I	30,177,417	4,236,609	(3,745,682)	206,128	(4,477,649)	26,396,823	443,837	876,451	997,235
US Mid-Cap Core Responsible Index Fund, Class I	4,415,971	742,029	(63,426)	(5,311)	(1,033,416)	4,055,847	23,286	106,566	129,787
Total				$(49,625)	$(40,044,288)	$275,402,338	$4,223,576	$4,361,727

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
Conservative Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$265,619,349	$ —	$ —	$265,619,349
U.S. Treasury Obligations	—	3,211,171	—	3,211,171
Short-Term Investments	9,782,989	—	—	9,782,989
Total Investments	$275,402,338	$3,211,171	$ —	$278,613,509
Futures Contracts	$95,393	$ —	$ —	$95,393
Total	$275,497,731	$3,211,171	$ —	$278,708,902
Liability Description
Futures Contracts	$(886,877)	$ —	$ —	$(886,877)
Total	$(886,877)	$ —	$ —	$(886,877)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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